Derivative Instruments - Summary of Derivative Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Statement [Line Items]
Assets, Trading (Note 2)	$ 33,485	$ 30,807
Assets, ALM (Note 2)	2,950	2,436
Assets	36,435	33,243	[1]
Liabilities, Trading (Note 2)	39,847	40,609
Liabilities, ALM (Note 2)	807	681
Liabilities	$ 40,654	$ 41,290	[1]

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.